Income Taxes	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Reconciliation Of Income Taxes.

27.	Income taxes
A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

Year ended December 31
	2021	2020

Net loss	$(54,559,923)	$(13,858,000)

Statutory tax rate	27%	27%

Expected income tax recovery at the statutory tax rate	$(14,731,000)	$(2,730,000)

Non-deductible items and other	(1,518,000)	324,000

Non-deductible share-based compensation	5,833,000	548,000

Share issue costs	(1,368,000)	(487,000)

Difference in foreign tax rates	133,000	(1,291,000)

Change in recognized deferred assets	11,651,000	3,636,000

Income tax recovery	$–	$–

The significant components of deferred income tax assets and liabilities as at December 31, 2021 and 2020 are as follows:

		As at December 31,
	2021	2020

Deferred tax assets (liabilities)

Inventory	$ (104,000)	$–

Property and equipment	104,000	–

Net deferred income tax assets (liabilities)	$ –	$–

Deferred tax assets have not been recognised in respect of the following items, because it is not probable that future taxable profit will be available against which the Company can use the benefits therefrom:

	As at December 31,
	2021	2020

Non-capital loss carry-forwards	$46,259,000	$12,275,000

Deductible temporary differences	13,732,000	2,292,000

	$59,991,000	$14,567,000

Tax losses for which no deferred tax asset was recognised expire as follows:

	2021	Expiry date

Non-capital loss carry-forwards – Canada	$46,259,000	2037-2041

	2020	Expiry date

Non-capital loss carry-forwards – Canada	$12,275,000	2037-2040

26.	Income taxes
A reconciliation of the expected income tax recovery to the actual income tax recovery is as follows:

	Year ended December 31
	2020	2019

Net loss	$(13,858,000)	$(2,341,544)
Statutory tax rate	27%	11%

Expected income tax recovery at the statutory tax rate	(2,730,000)	(258,000)
Non-deductible items and other	324,000	29,000
Non-deductible share-based compensation	548,000	—
Share issue costs	(487,000)	(9,000)
Effect of change in statutory tax rates	(1,291,000)	—
Change in recognized deferred assets	3,636,000	238,000

Income tax recovery	$—	$—

The significant components of deferred income tax assets and liabilities as at December 31, 2020 and 2019 are as follows:

	As at December 31
	2020	2019
Non-capital loss carry-forwards	$3,321,000	$311,000
Share issuance costs	549,000	9,000
Property and equipment, and leases	63,000	(23,000)

	3,933,000	297,000
Unrecognized deferred tax asset	(3,933,000)	(297,000)

Net deferred income tax assets	$—	$—

As at December 31, 2020, the Company has
non-capital
loss carry forward of $12,304,000 (2019 – $2,327,000) in Canada that are available to reduce income otherwise taxable in future years. The non-capital
losses will expire, if not used, starting in 2036.